Debt - Schedule of Loss on Extinguishment of Debt (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:	$ (0.5)	$ 0.0	$ (1.5)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Term Loan A and Term Loan B Repayment
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:	$ (0.5)	$ 0.0	(1.5)	0.0
Production Loan Prepayment
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:					(1.3)	0.0	0.0
Term Loan A
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:					0.0	(1.3)	0.0
Revolving Credit Facility And Term Loan A
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:					0.0	0.0	(1.7)
Revolving Credit Facility
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:					0.0	0.0	(1.1)
Term Loan B
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:					0.0	0.0	(0.6)
Starz Business of Lions Gate Entertainment Corp
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:			(4.9)	21.2	$ 21.2	$ 58.7	$ (24.8)
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes exchange and repurchases
Extinguishment of Debt [Line Items]
Loss on Extinguishment of Debt:			$ (4.9)	$ 21.2